Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefits
Schedule of information about employee benefits

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Salaries	16,400	13,530	8,373
Social charges	1,363	1,077	793
Fringe benefits	33	48	297
Defined contribution plan	296	264	335
Holiday pay	485	340	390
Share-based payment (see note 16)	2,611	2,697	1,270
Other	1,353	929	245
Total employee benefits	22,541	18,885	11,703

Schedule of information about employee benefits by expense

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Selling, general and administrative expenses	8,738	7,811	3,718
Research & Development expenses	13,803	11,074	7,985
Total employee benefits	22,541	18,885	11,703

Schedule of information about employees

	As at December 31
(in FTE’s)	2023	2022	2021
Selling, General & Administration	40.4	34.9	28.0
Research & Development	106.4	102.6	78.2
Total	146.8	137.5	106.2